Equity Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Equity Instruments at Fair Value Through Profit or Loss
6.	EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows holdings of equity instruments at fair value through profit or loss as of December 31, 2019 and 2018:

	Holdings
	12/31/2019		12/31/2018
Name	Fair value level	Book amounts	Book amounts
Equity instruments at fair value through profit or loss
Measured at fair value through profit or loss
Local
Prisma Medios de Pago SA	3	2,501,196
Mercado Abierto Electrónico SA	3	51,954	38,578
Matba Rofex SA	3	11,549
Argentina Clearing SA	3	10,443	7,028
C.O.E.L.S.A	3	9,605	7,424
Mercado a Término Rosario SA	3	9,189	5,635
Sedesa	3	6,972	6,115
Provincanje SA	3	2,435	1,166
Proin SA	3	1,478	789
Sanatorio Las Lomas SA	3	694	923
Other		592	2,752

Subtotal local equity instruments at fair value through profit or loss		2,606,107	70,410

Foreign
Banco Latinoamericano de Comercio Exterior SA	1	9,352	7,348
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	1,269	1,491

Subtotal foreign equity instruments at fair value through profit or loss		10,621	8,839

Total Equity instruments at fair value through profit or loss		2,616,728	79,249